UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22673

Registrant Name:	PIMCO Dynamic Income Fund

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker 650 Newport Center Drive Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2018

Item 1. Schedule of Investments

Consolidated Schedule of Investments

PIMCO Dynamic Income Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 159.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 6.8%
AkzoNobel Finance Co. LLC
TBD% due 09/20/2025	EUR	600	$704
AkzoNobel U.S. LLC
TBD% due 09/20/2025		$700	704
Alphabet Holding Co., Inc.
5.742% due 09/26/2024		297	288
Altice France S.A.
6.158% due 08/14/2026		700	695
Avantor, Inc.
6.242% due 11/21/2024		159	161
Banff Merger Sub, Inc.
TBD% due 06/21/2019 ∎		31,100	30,983
BMC Software Finance, Inc.
5.492% due 09/10/2022		2,143	2,159
California Resources Corp.
6.962% due 12/31/2022 «		100	102
CenturyLink, Inc.
4.992% due 01/31/2025		399	397
Community Health Systems, Inc.
5.563% due 01/27/2021		2,490	2,459
Concordia International Corp.
TBD% due 09/06/2024		4,100	4,038
Drillship Kithira Owners, Inc.
8.000% due 09/20/2024 «		5,799	6,111
Dubai World
1.750% - 2.000% due 09/30/2022		17,031	16,037
Energizer Holdings. Inc.
TBD% due 05/18/2019 ∎		200	200
Envision Healthcare Corp.
TBD% due 09/26/2025		1,300	1,297
Financial & Risk U.S. Holdings, Inc.
TBD% due 09/14/2025	EUR	2,000	2,340
TBD% due 09/17/2025		$2,600	2,597
FrontDoor, Inc.
4.750% due 08/14/2025		70	71
Frontier Communications Corp.
6.000% due 06/15/2024		2,772	2,726
Genworth Financial, Inc.
6.648% due 03/07/2023		50	51
Herbalife Nutition LLC
5.492% due 08/09/2025		100	101
IRB Holding Corp.
3.250% - 5.460% due 02/05/2025		100	100
Klockner-Pentaplast of America, Inc.
4.750% due 06/30/2022	EUR	100	110
Marriott Ownership Resorts, Inc.
4.492% due 08/29/2025		$150	152
McDermott Technology Americas, Inc.
7.242% due 05/12/2025		5,175	5,247
MH Sub LLC
5.915% due 09/13/2024		267	270
Ministry of Finance of Tanzania
7.825% due 12/10/2019 «		400	397
Multi Color Corp.
4.492% due 10/31/2024		39	39
Neiman Marcus Group Ltd.
5.370% due 10/25/2020		3,109	2,892
Parexel International Corp.
4.992% due 09/27/2024		99	99
PetSmart, Inc.
5.120% due 03/11/2022		369	325
Ply Gem Industries, Inc.
6.087% due 04/12/2025		499	503
Preylock Reitman Santa Cruz Mezz LLC
7.633% (LIBOR03M + 5.500%) due 11/09/2022 †«(k)		5,540	5,550
Sequa Mezzanine Holdings LLC
7.186% due 11/28/2021		80	79
11.200% due 04/28/2022 «		18,925	18,735
Stars Group Holdings BV
5.886% due 07/10/2025		299	302
Syniverse Holdings, Inc.
7.148% due 03/09/2023		139	140

TerraForm Power Operating LLC
4.216% due 11/08/2022		99	100
Traverse Midstream Partners LLC
6.600% due 09/27/2024		91	91
Verifone Systems, Inc.
6.322% due 08/20/2025		300	302
Verscend Holding Corp.
6.742% due 08/27/2025		440	442
West Corp.
6.242% due 10/10/2024		71	71

Total Loan Participations and Assignments (Cost $110,274)			110,167

CORPORATE BONDS & NOTES 29.6%
BANKING & FINANCE 11.4%
AGFC Capital Trust
4.089% (US0003M + 1.750%) due 01/15/2067 ~(m)		12,900	6,708
Ally Financial, Inc.
8.000% due 11/01/2031		17	20
Ambac Assurance Corp.
5.100% due 06/07/2020		184	252
Ambac LSNI LLC
7.396% due 02/12/2023 •		1,708	1,732
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	16,600	21,100
Athene Holding Ltd.
4.125% due 01/12/2028 (m)		$126	118
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		418	425
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028 (m)		318	308
5.000% due 04/20/2048 (m)		186	174
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)(j)	EUR	200	242
Barclays Bank PLC
7.625% due 11/21/2022 (j)(m)		$10,100	10,967
Barclays PLC
3.250% due 01/17/2033	GBP	400	473
6.500% due 09/15/2019 •(i)(j)(m)	EUR	2,300	2,757
7.250% due 03/15/2023 •(i)(j)(m)	GBP	2,500	3,374
7.875% due 09/15/2022 •(i)(j)(m)		1,200	1,659
8.000% due 12/15/2020 •(i)(j)(m)	EUR	2,400	3,077
BNP Paribas S.A.
7.000% due 08/16/2028 •(i)(j)		$300	303
Brookfield Finance, Inc.
3.900% due 01/25/2028 (m)		212	202
4.700% due 09/20/2047 (m)		182	175
Cantor Fitzgerald LP
7.875% due 10/15/2019 (m)		6,540	6,793
CBL & Associates LP
5.950% due 12/15/2026		30	25
Credit Suisse Group AG
7.250% due 09/12/2025 •(i)(j)		400	402
7.500% due 07/17/2023 •(i)(j)(m)		800	825
Emerald Bay S.A.
0.000% due 10/08/2020 (g)	EUR	63	69
Equinix, Inc.
2.875% due 03/15/2024		300	353
2.875% due 10/01/2025		100	115
2.875% due 02/01/2026		300	344
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (m)		$700	697
6.750% due 03/15/2022 (m)		928	955
Freedom Mortgage Corp.
8.250% due 04/15/2025		154	150
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		300	303
High Street Funding Trust
4.682% due 02/15/2048		100	99
HSBC Holdings PLC
5.875% due 09/28/2026 •(i)(j)	GBP	800	1,051
6.500% due 03/23/2028 •(i)(j)		$1,220	1,179
Hunt Cos., Inc.
6.250% due 02/15/2026		60	56
Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021 (m)		7,900	7,959
iStar, Inc.
4.625% due 09/15/2020		32	32
5.250% due 09/15/2022		114	113
Jefferies Finance LLC
6.875% due 04/15/2022 (m)		700	707
7.250% due 08/15/2024		200	195
7.500% due 04/15/2021 (m)		2,500	2,569

Kennedy-Wilson, Inc.
5.875% due 04/01/2024		162	160
Life Storage LP
3.875% due 12/15/2027		68	64
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(i)(j)	GBP	1,500	2,119
7.875% due 06/27/2029 •(i)(j)(m)		14,473	21,539
LoanCore Capital Markets LLC
6.875% due 06/01/2020 (m)		$3,800	3,849
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		600	605
MetLife, Inc.
5.875% due 03/15/2028 •(i)		22	23
Nationstar Mortgage LLC
6.500% due 07/01/2021 (m)		1,932	1,939
Nationwide Building Society
10.250% ~(i)	GBP	53	10,327
Navient Corp.
6.500% due 06/15/2022 (m)		$1,784	1,855
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		104	106
Pinnacol Assurance
8.625% due 06/25/2034 «(k)		10,200	10,645
Preferred Term Securities Ltd.
2.714% (US0003M + 0.380%) due 09/23/2035 ~		475	453
Provident Funding Associates LP
6.375% due 06/15/2025		58	58
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)(m)		5,789	5,941
8.000% due 08/10/2025 •(i)(j)(m)		4,575	4,858
8.625% due 08/15/2021 •(i)(j)(m)		4,120	4,424
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(j)(m)	GBP	9,200	12,378
7.375% due 06/24/2022 •(i)(j)(m)		1,700	2,333
Societe Generale S.A.
6.750% due 04/06/2028 •(i)(j)		$400	374
7.375% due 12/31/2099 (c)(j)		1,600	1,594
Springleaf Finance Corp.
5.625% due 03/15/2023 (m)		2,900	2,896
6.125% due 05/15/2022 (m)		1,463	1,512
6.875% due 03/15/2025		269	270
Stichting AK Rabobank Certificaten
6.500% (i)	EUR	440	594
Tesco Property Finance PLC
6.052% due 10/13/2039 (m)	GBP	3,247	4,950
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (g)		$11,877	2,820
Unigel Luxembourg S.A.
10.500% due 01/22/2024 (m)		1,470	1,503
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,870	2,697
6.542% due 03/30/2021		2,878	3,948
WeWork Cos., Inc.
7.875% due 05/01/2025		$188	184

			186,075

INDUSTRIALS 14.7%
Air Canada Pass-Through Trust
3.700% due 07/15/2027		56	54
Altice Financing S.A.
6.625% due 02/15/2023 (m)		5,900	5,959
Altice France S.A.
5.875% due 02/01/2027	EUR	2,300	2,791
Altice Luxembourg S.A.
7.250% due 05/15/2022		1,600	1,856
Associated Materials LLC
9.000% due 01/01/2024 (m)		$12,770	13,345
Bacardi Ltd.
4.450% due 05/15/2025		200	200
4.700% due 05/15/2028		300	298
Baffinland Iron Mines Corp.
8.750% due 07/15/2026 (m)		3,600	3,627
Banff Merger Sub, Inc.
9.750% due 09/01/2026		308	313
BMC Software Finance, Inc.
8.125% due 07/15/2021 (m)		5,450	5,577
Buffalo Thunder Development Authority
0.000% due 11/15/2029 «(k)		2,483	2
11.000% due 12/09/2022 ^(d)		5,598	2,827
Caesars Resort Collection LLC
5.250% due 10/15/2025		18	17
Centene Corp.
5.375% due 06/01/2026		31	32

Charles River Laboratories International, Inc.
5.500% due 04/01/2026		64	65
Charter Communications Operating LLC
4.200% due 03/15/2028		320	307
Cheniere Energy Partners LP
5.250% due 10/01/2025		77	77
Chesapeake Energy Corp.
5.589% (US0003M + 3.250%) due 04/15/2019 ~		57	57
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022 (m)		1,650	1,692
7.625% due 03/15/2020 (m)		9,110	9,167
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		80	79
Community Health Systems, Inc.
5.125% due 08/01/2021 (m)		6,281	6,140
6.250% due 03/31/2023 (m)		20,707	19,749
8.625% due 01/15/2024 (m)		1,228	1,276
CSN Islands Corp.
6.875% due 09/21/2019 (m)		500	499
CSN Resources S.A.
6.500% due 07/21/2020 (m)		2,635	2,566
6.500% due 07/21/2020		707	689
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (m)		5,500	5,417
EMC Corp.
2.650% due 06/01/2020		8	8
Enterprise Merger Sub, Inc.
8.750% due 10/15/2026 ∎(c)		12,000	12,000
Exela Intermediate LLC
10.000% due 07/15/2023		267	286
Financial & Risk U.S. Holdings, Inc.
4.500% due 05/15/2026 (c)	EUR	400	464
6.250% due 05/15/2026 (c)		$450	450
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (m)		3,902	3,585
6.875% due 03/01/2026 (m)		4,282	3,902
7.000% due 02/15/2021 (m)		1,640	1,625
Fresh Market, Inc.
9.750% due 05/01/2023 (m)		8,520	6,390
frontdoor, Inc.
6.750% due 08/15/2026		160	165
Frontier Finance PLC
8.000% due 03/23/2022	GBP	10,500	14,115
Full House Resorts, Inc.
8.575% due 01/31/2024 «		$794	773
General Electric Co.
5.000% due 01/21/2021 •(i)		427	417
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		339	339
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(d)		11,000	8,332
9.000% due 03/01/2021 ^(d)		17,900	13,425
9.000% due 09/15/2022 ^(d)		4,000	3,035
10.625% due 03/15/2023 ^(d)		8,500	6,460
11.250% due 03/01/2021 ^(d)		3,550	2,689
IHS Markit Ltd.
4.000% due 03/01/2026		12	12
Intelsat Connect Finance S.A.
9.500% due 02/15/2023		434	433
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 (m)		1,500	1,387
7.500% due 04/01/2021		1,590	1,618
8.000% due 02/15/2024		295	311
8.500% due 10/15/2024		3,035	3,065
9.750% due 07/15/2025		269	285
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 (m)		11,672	11,380
8.125% due 06/01/2023 (m)		8,785	7,841
International Game Technology PLC
6.250% due 01/15/2027		2,050	2,081
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025		318	270
Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026		192	198
Metinvest BV
7.750% due 04/23/2023		350	337
8.500% due 04/23/2026 (m)		2,600	2,484
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		172	169
Pacific Drilling First Lien Escrow Issuer Ltd.
8.375% due 10/01/2023		800	828
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		190	186
4.500% due 03/15/2023		380	372
5.250% due 08/15/2022 (m)		5,329	5,402
5.500% due 02/15/2024 (m)		3,882	3,984

Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		500	499
Petroleos Mexicanos
6.500% due 03/13/2027		430	440
6.750% due 09/21/2047		120	115
PetSmart, Inc.
5.875% due 06/01/2025		243	200
Platin GmbH
6.875% due 06/15/2023	EUR	1,200	1,404
QVC, Inc.
5.950% due 03/15/2043 (m)		$2,100	1,908
Radiate Holdco LLC
6.875% due 02/15/2023		160	155
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		18	18
Safeway, Inc.
7.250% due 02/01/2031		510	488
Sands China Ltd.
4.600% due 08/08/2023 (m)		600	601
5.125% due 08/08/2025 (m)		600	599
5.400% due 08/08/2028 (m)		800	798
Scientific Games International, Inc.
3.375% due 02/15/2026	EUR	100	111
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		$87	90
Spirit Issuer PLC
5.472% due 12/28/2034 (m)	GBP	12,120	16,592
Starfruit Finco BV
6.500% due 10/01/2026 (c)	EUR	100	118
8.000% due 10/01/2026 (c)		$200	203
Sunoco LP
4.875% due 01/15/2023		164	163
Syngenta Finance NV
4.441% due 04/24/2023		200	199
4.892% due 04/24/2025		200	197
5.182% due 04/24/2028		300	287
T-Mobile USA, Inc.
4.750% due 02/01/2028		47	44
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		200	189
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		90	89
3.250% due 04/15/2022	EUR	800	969
Transocean Pontus Ltd.
6.125% due 08/01/2025		$402	410
Triumph Group, Inc.
4.875% due 04/01/2021		227	220
5.250% due 06/01/2022		84	80
United Group BV
4.375% due 07/01/2022	EUR	200	240
4.875% due 07/01/2024		200	240
Univision Communications, Inc.
5.125% due 05/15/2023		$464	445
5.125% due 02/15/2025		138	129
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	430	498
Verscend Escrow Corp.
9.750% due 08/15/2026 (m)		$3,720	3,846
ViaSat, Inc.
5.625% due 09/15/2025		218	207
VOC Escrow Ltd.
5.000% due 02/15/2028		131	127
WellCare Health Plans, Inc.
5.375% due 08/15/2026		218	222
Wind Tre SpA
2.625% due 01/20/2023	EUR	400	439
2.750% due 01/20/2024 •		400	435
3.125% due 01/20/2025		200	213
5.000% due 01/20/2026		$200	175
Wynn Macau Ltd.
4.875% due 10/01/2024		300	283
5.500% due 10/01/2027		300	282

			240,748

UTILITIES 3.5%
AT&T, Inc.
4.900% due 08/15/2037 (m)		836	801
5.450% due 03/01/2047 (m)		130	130
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (m)		2,000	1,960
6.000% due 11/27/2023 (m)		25,400	26,285
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		2,093	2,058

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		10,930	10,357
Petrobras Global Finance BV
5.999% due 01/27/2028		332	307
6.125% due 01/17/2022 (m)		292	302
6.250% due 12/14/2026	GBP	1,500	1,980
6.625% due 01/16/2034		700	890
6.850% due 06/05/2115		$560	482
7.375% due 01/17/2027 (m)		1,648	1,672
Rio Oil Finance Trust
8.200% due 04/06/2028		330	338
9.250% due 07/06/2024 (m)		5,060	5,400
9.250% due 07/06/2024		166	178
9.750% due 01/06/2027 (m)		2,434	2,621
Sprint Corp.
7.625% due 03/01/2026 (m)		549	582

			56,343

Total Corporate Bonds & Notes (Cost $472,475)			483,166

CONVERTIBLE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
Caesars Entertainment Corp.
5.000% due 10/01/2024		4,394	7,168

Total Convertible Bonds & Notes (Cost $8,201)			7,168

MUNICIPAL BONDS & NOTES 0.5%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		430	469
7.750% due 01/01/2042		760	815
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		70	74
7.350% due 07/01/2035		50	55
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		580	558

			1,971

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)		95,900	5,822

Total Municipal Bonds & Notes (Cost $7,241)			7,793

U.S. GOVERNMENT AGENCIES 4.8%
Fannie Mae
3.704% due 07/25/2041 (a)		4,553	533
3.854% due 10/25/2040 (a)(m)		6,980	689
4.134% due 12/25/2037 (a)		227	23
4.304% due 09/25/2037 (a)(m)		856	109
4.434% due 11/25/2036 (a)		128	14
4.504% due 06/25/2037 (a)		545	72
4.764% due 03/25/2038 (a)		1,847	293
4.784% due 02/25/2038 (a)(m)		1,173	196
4.884% due 06/25/2023 (a)(m)		1,355	97
5.766% due 07/25/2029		1,830	2,000
7.389% due 01/25/2041 (m)		5,985	6,621
7.966% due 07/25/2029		2,460	2,989
Freddie Mac
0.000% due 04/25/2045 - 11/25/2050 (b)(g)(m)		64,209	44,563
0.100% due 02/25/2046 - 11/25/2050 (a)		634,812	2,528
0.200% due 04/25/2045 (a)		12,268	10
2.080% due 11/25/2045 ~(a)		23,213	3,324
4.252% due 05/15/2037 (a)		173	18
4.312% due 07/15/2036 (a)		2,421	339
4.422% due 09/15/2036 (a)(m)		886	128
4.542% due 04/15/2036 (a)		1,192	100
5.622% due 09/15/2036 (a)(m)		1,443	267
7.366% due 10/25/2029		4,500	5,293
8.239% due 09/15/2041		602	690
11.216% due 03/25/2029		2,095	2,519
11.479% due 09/15/2034		103	110
12.716% due 10/25/2028		498	668
12.966% due 03/25/2025		3,204	4,405

Total U.S. Government Agencies (Cost $76,189)			78,598

NON-AGENCY MORTGAGE-BACKED SECURITIES 64.3%
Alba PLC
1.057% due 12/15/2038 •	GBP	8,542	10,075
American Home Mortgage Assets Trust
2.506% due 08/25/2037 ^•(m)		$11,171	10,235
2.756% due 11/25/2035 •(m)		1,975	1,906
American Home Mortgage Investment Trust
2.816% due 09/25/2045 •(m)		6,045	5,923
3.116% due 02/25/2044 •		9,739	8,246
Banc of America Alternative Loan Trust
2.616% due 05/25/2035 ^•		721	612
6.000% due 06/25/2037		250	231
6.000% due 06/25/2046		111	102
Banc of America Funding Trust
0.000% due 06/26/2035 ~(m)		8,214	8,169
2.276% due 08/25/2047 ^~		5,792	4,463
2.375% due 04/20/2047 ^•(m)		12,484	11,326
2.615% due 02/20/2035 •		4,612	4,497
3.587% due 01/20/2047 ^~		207	185
3.651% due 01/25/2035 ~		356	354
3.768% due 03/20/2036 ^~(m)		1,595	1,391
6.119% due 07/26/2036 ~		12,344	5,843
Banc of America Mortgage Trust
3.596% due 01/25/2036 ~		703	669
3.622% due 10/20/2046 ^~		180	119
Bancaja Fondo de Titulizacion de Activos
0.195% due 10/25/2037 •	EUR	1,909	2,194
Barclays Commercial Mortgage Securities Trust
7.158% due 08/15/2027 •		$9,900	9,788
Bayview Commercial Asset Trust
2.646% due 08/25/2034 •		122	122
BCAP LLC Trust
3.518% due 04/26/2037 ~(m)		13,348	11,512
3.647% due 07/26/2045 ~(m)		7,018	6,288
3.772% due 11/26/2035 ~(m)		6,861	6,726
3.906% due 02/26/2036 ~		6,331	4,934
4.055% due 07/26/2035 ~		1,266	1,245
4.077% due 03/26/2035 ~(m)		5,164	5,032
4.185% due 06/26/2036 ~		5,571	5,005
4.562% due 10/26/2035 ~		5,403	5,205
5.500% due 12/26/2035 ~(m)		6,237	4,881
6.000% due 08/26/2037 ~		3,193	2,809
Bear Stearns Adjustable Rate Mortgage Trust
3.916% due 06/25/2047 ^~(m)		3,338	3,087
Bear Stearns ALT-A Trust
2.416% due 02/25/2034 •(m)		6,174	5,553
3.612% due 11/25/2035 ^~(m)		16,618	13,630
4.162% due 09/25/2035 ^~(m)		9,515	6,918
BRAD Resecuritization Trust
2.186% due 03/12/2021 «		21,860	953
6.550% due 03/12/2021 «		4,087	4,052
BSPRT Issuer Ltd.
6.408% due 06/15/2027 •		6,000	6,077
CD Commercial Mortgage Trust
5.398% due 12/11/2049 ~(m)		64	47
CD Mortgage Trust
5.688% due 10/15/2048		8,974	4,623
Chase Mortgage Finance Trust
3.439% due 01/25/2036 ~		9,681	8,889
3.654% due 03/25/2037 ^~(m)		2,688	2,635
Citigroup Commercial Mortgage Trust
5.779% due 12/10/2049 ~		409	279
Citigroup Mortgage Loan Trust
3.710% due 03/25/2036 ^•		423	408
3.860% due 10/25/2035 ^~		2,816	2,823
3.923% due 02/25/2036 ~		9,149	8,373
4.186% due 09/25/2037 ^~(m)		6,316	6,105
Commercial Mortgage Loan Trust
6.253% due 12/10/2049 ~(m)		8,831	5,462
Commercial Mortgage Trust
5.377% due 12/10/2046		47	47
5.505% due 03/10/2039 ~		410	268
Countrywide Alternative Loan Trust
0.790% due 12/25/2035 ~(a)		13,347	527
1.618% due 12/25/2035 ~(a)		8,332	484
2.406% due 09/25/2046 ^•(m)		12,652	11,508
2.466% due 06/25/2037 •(m)		15,156	11,141
2.946% due 11/25/2035 •(m)		16,015	16,159
3.695% due 06/25/2047 ~		197	166
4.934% due 07/25/2036 •(a)		11,228	2,690
5.500% due 02/25/2020		37	37

5.500% due 07/25/2035 ^(m)		1,487	1,270
5.500% due 11/25/2035 ^(m)		700	638
5.500% due 01/25/2036 ^		135	135
5.500% due 04/25/2037 (m)		2,620	2,133
5.750% due 01/25/2036		227	185
5.750% due 01/25/2037 ^		8,258	7,372
5.750% due 04/25/2037 ^(m)		2,283	2,136
6.000% due 08/01/2036 ^		389	336
6.000% due 11/25/2036 ^(m)		380	326
6.000% due 12/25/2036		212	148
6.000% due 01/25/2037 ^		1,801	1,648
6.000% due 02/25/2037 ^(m)		1,101	738
6.000% due 03/25/2037 ^		3,229	2,196
6.000% due 03/25/2037 ^(m)		10,480	7,126
6.000% due 04/25/2037 ^		6,509	4,513
6.000% due 07/25/2037 ^		846	828
6.000% due 09/25/2037		9,857	6,415
25.705% due 05/25/2037 ^•		1,051	1,537
Countrywide Home Loan Mortgage Pass-Through Trust
2.556% due 03/25/2036 •		1,788	846
2.816% due 03/25/2035 •		223	206
3.392% due 11/20/2035 ~(m)		12,758	11,999
3.967% due 06/25/2047 ^~(m)		5,876	5,568
4.086% due 03/25/2046 ^•		9,767	6,489
5.000% due 11/25/2035 ^		50	39
5.500% due 12/25/2034		122	119
5.500% due 11/25/2035 ^		60	54
6.000% due 07/25/2037 ^		258	218
6.000% due 08/25/2037 (m)		5,803	4,782
6.000% due 08/25/2037 ^		3	2
Credit Suisse Mortgage Capital Certificates
3.600% due 02/27/2047 ~(m)		50,102	30,872
3.882% due 07/26/2037 ~(m)		12,135	11,260
3.923% due 06/25/2036 ~(m)		9,272	9,020
3.931% due 04/26/2035 ~(m)		16,051	15,717
7.000% due 08/26/2036		15,439	7,118
7.000% due 08/27/2036		3,663	2,209
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036 Ø		7,432	5,171
6.500% due 07/26/2036 ^(m)		12,198	6,640
Debussy DTC PLC
5.930% due 07/12/2025	GBP	21,250	27,670
8.250% due 07/12/2025		5,000	6,452
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
6.000% due 10/25/2021 ^		$499	452
Epic Drummond Ltd.
0.137% due 01/25/2022 •	EUR	329	380
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	2	2,779
1.800% (BP0003M + 1.000%) due 06/13/2045 ~		6,962	8,712
2.050% (BP0003M + 1.250%) due 06/13/2045 ~		7,228	8,938
2.550% (BP0003M + 1.750%) due 06/13/2045 ~		4,458	5,412
4.300% (BP0003M + 3.500%) due 06/13/2045 ~		1,595	1,979
First Horizon Alternative Mortgage Securities Trust
4.145% due 08/25/2035 ^~		$1,644	316
4.884% due 11/25/2036 •(a)		1,190	282
First Horizon Mortgage Pass-Through Trust
5.500% due 08/25/2037 ^		459	368
Fondo de Titulizacion de Activos UCI
0.000% due 06/16/2049 •	EUR	1,402	1,546
GC Pastor Hipotecario FTA
0.000% due 06/21/2046 •		5,795	5,865
GreenPoint Mortgage Funding Trust
2.416% due 12/25/2046 ^•		$4,555	4,303
Grifonas Finance PLC
0.014% due 08/28/2039 •	EUR	10,236	10,874
GS Mortgage Securities Corp.
4.744% due 10/10/2032 ~		$10,000	9,141
4.744% due 10/10/2032 ~(m)		2,800	2,416
GSR Mortgage Loan Trust
4.581% due 11/25/2035 ~		201	168
6.500% due 08/25/2036 ^•		882	619
HarborView Mortgage Loan Trust
2.408% due 03/19/2036 •(m)		17,140	15,927
2.668% due 01/19/2036 •(m)		8,217	6,635
2.815% due 06/20/2035 •(m)		9,822	9,778
3.065% due 06/20/2035 •		2,267	2,231
Hipocat FTA
0.000% due 10/24/2039 •	EUR	5,504	6,217
0.000% due 01/15/2050 •		7,059	7,757
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% due 03/22/2043 •		2,006	2,076
Impac CMB Trust
2.936% due 10/25/2034 •		$250	246
Impac Secured Assets Trust
2.326% due 05/25/2037 ^•		9	8

IndyMac Mortgage Loan Trust
2.416% due 11/25/2046 •		7,044	6,516
2.466% due 02/25/2037 •(m)		4,243	3,067
2.516% due 07/25/2036 •		589	488
3.258% due 03/25/2037 ~		37	35
3.676% due 06/25/2037 ^~(m)		4,741	4,108
3.771% due 02/25/2035 ~		377	365
JPMorgan Alternative Loan Trust
2.416% due 06/25/2037 •(m)		33,028	19,149
3.573% due 11/25/2036 ^~(m)		1,447	1,592
5.960% due 12/25/2036 ^Ø(m)		8,907	8,344
JPMorgan Chase Commercial Mortgage Securities Trust
2.066% due 06/15/2045 ~(a)(m)		44,655	1,703
5.771% due 01/12/2043 ~		1,328	1,346
5.896% due 12/15/2044 ~(m)		3,593	3,590
JPMorgan Mortgage Trust
3.835% due 06/25/2037 ^~(m)		4,742	4,684
3.973% due 10/25/2036 ~		965	841
Lavender Trust
5.500% due 09/26/2035 ~		4,891	4,755
6.000% due 11/26/2036 (m)		13,972	13,935
LB-UBS Commercial Mortgage Trust
0.407% due 02/15/2040 ~(a)		9,920	4
5.959% due 02/15/2040 ~		1,244	1,243
Lehman Mortgage Trust
5.500% due 11/25/2035 ^		68	65
6.000% due 08/25/2036 ^		1,092	1,060
6.000% due 09/25/2036 ^		668	591
6.500% due 09/25/2037 ^		4,305	2,825
7.250% due 09/25/2037 ^(m)		32,834	14,958
Lehman XS Trust
2.496% due 07/25/2037 •(m)		21,645	15,255
2.716% due 07/25/2047 •		3,262	2,451
MASTR Adjustable Rate Mortgages Trust
2.416% due 05/25/2047 •(m)		18,756	15,906
2.896% due 05/25/2047 ^•		4,336	2,694
MASTR Alternative Loan Trust
2.566% due 03/25/2036 •		20,690	3,990
2.616% due 03/25/2036 •		27,347	5,347
Merrill Lynch Mortgage Investors Trust
3.826% due 05/25/2036 ~		6,923	6,711
Morgan Stanley Capital Trust
6.328% due 06/11/2049 ~		992	1,001
Morgan Stanley Re-REMIC Trust
3.842% due 01/26/2035 ~(m)		9,003	8,865
3.842% due 02/26/2037 ~(m)		5,149	5,241
3.994% due 07/26/2035 ~(m)		26,634	26,365
4.486% due 09/26/2035 ~		3,964	4,039
6.000% due 04/26/2036 (m)		7,969	8,740
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 «		2,303	2,142
Motel 6 Trust
9.085% due 08/15/2019 •(m)		18,591	18,911
Natixis Commercial Mortgage Securities Trust
4.408% due 11/15/2034 •		985	989
5.158% due 11/15/2034 •		1,280	1,288
6.158% due 11/15/2034 •		555	556
Newgate Funding PLC
0.931% due 12/15/2050 •	EUR	1,860	2,077
0.997% due 12/15/2050 •	GBP	1,648	1,996
1.181% due 12/15/2050 •	EUR	3,551	3,932
2.047% due 12/15/2050 •	GBP	2,807	3,526
Nomura Resecuritization Trust
7.947% due 09/26/2035 ~		$3,976	3,876
NovaStar Mortgage Funding Trust
2.406% due 09/25/2046 •		509	472
RBSSP Resecuritization Trust
3.873% due 05/26/2037 ~(m)		7,018	6,507
4.184% due 07/26/2045 ~(m)		20,150	20,117
6.000% due 03/26/2036 ^		6,861	5,738
Residential Accredit Loans, Inc. Trust
2.396% due 07/25/2036 •		10,734	7,116
2.406% due 05/25/2037 •(m)		16,303	15,654
2.845% due 01/25/2046 ^•		6,106	5,628
5.316% due 01/25/2036 ~		640	575
6.000% due 08/25/2035 ^		836	786
6.000% due 06/25/2036		339	311
6.000% due 09/25/2036 ^(m)		5,150	3,653
7.000% due 10/25/2037 (m)		9,907	8,698
Residential Asset Securitization Trust
5.500% due 07/25/2035		848	732
6.250% due 08/25/2037 ^		4,355	2,090
Residential Funding Mortgage Securities, Inc. Trust
5.264% due 08/25/2036 ^~(m)		1,587	1,392
5.850% due 11/25/2035 ^		160	157
6.000% due 04/25/2037 ^		1,400	1,324

Rite Aid Pass-Through Certificates
6.783% due 01/02/2021 «~		8,948	8,974
RiverView HECM Trust
3.080% due 05/25/2047 «•(m)		7,658	6,988
Sequoia Mortgage Trust
2.535% due 07/20/2036 •		2,358	1,435
3.365% due 10/20/2027 •		988	949
Structured Adjustable Rate Mortgage Loan Trust
3.706% due 02/25/2037 ^~		12,429	10,809
3.851% due 04/25/2047 ~(m)		2,264	1,785
4.093% due 08/25/2036 ~		3,442	1,631
Structured Asset Mortgage Investments Trust
2.406% due 07/25/2046 ^•(m)		16,371	14,130
2.556% due 03/25/2037 ^•		1,064	581
3.804% due 02/25/2036 ~(m)		5,326	4,999
SunTrust Alternative Loan Trust
4.934% due 04/25/2036 ^•(a)		4,907	1,197
TBW Mortgage-Backed Trust
6.500% due 07/25/2036 (m)		20,670	11,251
Theatre Hospitals PLC
3.753% due 10/15/2031 •	GBP	5,558	6,991
3.753% due 10/15/2031 •(m)		11,279	14,369
4.503% due 10/15/2031 •		790	1,001
Wachovia Bank Commercial Mortgage Trust
5.691% due 10/15/2048 ~		$2,113	2,142
WaMu Mortgage Pass-Through Certificates Trust
2.139% due 07/25/2047 ^•		754	634
2.501% due 07/25/2047 •(m)		21,850	20,330
2.595% due 06/25/2047 ^•		4,825	2,160
2.636% due 06/25/2044 •		240	236
2.725% due 10/25/2046 ^•		467	442
3.462% due 02/25/2037 ^~		268	261
3.524% due 03/25/2037 ^~(m)		4,106	3,969
Washington Mutual Mortgage Pass-Through Certificates Trust
2.456% due 01/25/2047 ^•(m)		12,044	11,031
2.816% due 07/25/2036 ^•		6,901	4,900
6.000% due 04/25/2037 ^		3,550	3,447
Wells Fargo Alternative Loan Trust
4.491% due 07/25/2037 ^~		3,701	3,482
5.750% due 07/25/2037 ^(m)		375	353
Wells Fargo Mortgage Loan Trust
4.216% due 04/27/2036 ~(m)		16,670	15,616
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 07/25/2036 ^		160	161
6.000% due 09/25/2036 ^		319	308
6.000% due 04/25/2037 ^		1,129	1,140
6.000% due 06/25/2037 ^		233	234

Total Non-Agency Mortgage-Backed Securities (Cost $875,791)			1,050,632

ASSET-BACKED SECURITIES 40.9%
ACE Securities Corp. Home Equity Loan Trust
3.176% due 08/25/2035 •		5,981	2,638
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
4.316% due 09/25/2034 •		740	725
Airspeed Ltd.
2.428% due 06/15/2032 •		6,956	6,489
American Money Management Corp. CLO Ltd.
9.307% due 12/09/2026 •(m)		4,200	4,242
Asset-Backed Funding Certificates Trust
3.266% due 03/25/2034 •		1,207	1,130
Bear Stearns Asset-Backed Securities Trust
2.766% due 06/25/2036 •(m)		8,846	8,773
3.040% due 10/25/2036 ~		4,873	3,604
C-BASS CBO Corp.
2.573% due 09/06/2041 •		27,723	2,916
Citigroup Mortgage Loan Trust
2.376% due 12/25/2036 •(m)		17,760	11,753
2.436% due 12/25/2036 •(m)		10,197	5,398
2.916% due 11/25/2046 •		2,100	1,608
4.944% due 03/25/2036 ^Ø(m)		2,203	1,559
5.852% due 05/25/2036 ^Ø		506	299
Citigroup Mortgage Loan Trust, Inc.
2.476% due 03/25/2037 •(m)		23,119	21,203
Conseco Finance Corp.
7.060% due 02/01/2031 ~		4,573	4,533
7.500% due 03/01/2030 ~(m)		8,173	5,846
Conseco Finance Securitizations Corp.
9.163% due 03/01/2033 ~		8,611	8,113
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 ~	EUR	2,667	3,223
3.600% due 11/27/2028		1,197	1,395
4.500% due 11/27/2028		1,047	1,222
6.200% due 11/27/2028		1,296	1,512

Coronado CDO Ltd.
3.821% due 09/04/2038 •	$11,700	8,363
6.000% due 09/04/2038	1,800	1,485
Countrywide Asset-Backed Certificates
2.346% due 12/25/2036 ^•(m)	14,028	12,944
2.386% due 06/25/2047 •(m)	3,226	3,206
2.416% due 06/25/2037 ^•(m)	9,400	8,481
2.416% due 06/25/2047 •(m)	23,780	21,028
2.476% due 01/25/2046 ^•	34,703	18,908
2.636% due 06/25/2036 ^•(m)	8,000	7,573
3.016% due 03/25/2033 •	14	13
4.451% due 02/25/2036 ~	66	67
4.773% due 07/25/2036 ~(m)	367	371
5.505% due 04/25/2036 ~	133	132
5.588% due 08/25/2036 ~	137	137
Countrywide Asset-Backed Certificates Trust
2.456% due 03/25/2047 •(m)	7,655	6,806
2.946% due 04/25/2036 •(m)	21,300	21,048
3.566% due 11/25/2035 •	4,937	1,194
4.527% due 10/25/2046 ^~	2,731	2,555
Countrywide Home Equity Loan Trust
5.657% due 03/25/2034 ~	133	134
Crecera Americas LLC
4.567% due 08/31/2020 •	22,300	22,326
Credit-Based Asset Servicing & Securitization LLC
6.250% due 10/25/2036 Ø(m)	10,800	11,173
CSAB Mortgage-Backed Trust
5.500% due 05/25/2037 ^(m)	4,280	3,975
ECAF Ltd.
4.947% due 06/15/2040	2,369	2,382
EMC Mortgage Loan Trust
2.666% due 12/25/2042 •	10	10
3.156% due 04/25/2042 •(m)	3,287	3,256
5.591% due 04/25/2042 •	2,813	2,501
First Franklin Mortgage Loan Trust
2.686% due 11/25/2036 •	5,000	4,454
2.716% due 12/25/2035 •(m)	23,487	22,007
Glacier Funding CDO Ltd.
2.611% due 08/04/2035 •	10,274	2,622
GMAC Mortgage Corp. Home Equity Loan Trust
6.749% due 12/25/2037 Ø	3,329	3,304
GSAMP Trust
4.091% due 06/25/2034 •	1,387	1,340
Hart, Inc.
0.010% due 12/15/2022 «	7,500	6,345
Hout Bay Corp.
2.360% due 07/05/2041 •	35,500	10,828
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
6.152% due 12/25/2031 ^Ø	604	201
JPMorgan Mortgage Acquisition Corp.
2.836% due 12/25/2035 •(m)	16,459	15,904
KGS-Alpha SBA COOF Trust
1.090% due 04/25/2038 «~(a)	2,432	64
Lehman XS Trust
6.170% due 06/24/2046 Ø	2,796	2,809
Long Beach Mortgage Loan Trust
2.406% due 02/25/2036 •(m)	10,671	9,010
2.736% due 08/25/2045 •(m)	29,302	28,639
2.921% due 11/25/2035 •(m)	15,292	12,668
3.266% due 02/25/2034 •	136	135
3.266% due 06/25/2035 •(m)	32,300	31,517
MASTR Asset-Backed Securities Trust
2.366% due 03/25/2036 •(m)	8,573	6,207
2.786% due 01/25/2036 •	400	393
Mid-State Capital Corp. Trust
6.742% due 10/15/2040 (m)	5,594	6,377
Morgan Stanley ABS Capital, Inc. Trust
2.316% due 11/25/2036 •	1,763	1,227
2.546% due 02/25/2037 •	6,146	4,016
3.251% due 01/25/2035 •	2,020	920
Morgan Stanley Home Equity Loan Trust
2.446% due 04/25/2037 •(m)	31,309	21,281
National Collegiate Commutation Trust
0.000% due 03/25/2038 •	14,500	7,920
1.000% due 03/25/2038 •	23,300	12,728
Oakwood Mortgage Investors, Inc.
7.840% due 11/15/2029 ~	3,252	3,433
8.490% due 10/15/2030 ^	1,256	470
Ocean Trails CLO
7.438% due 08/13/2025 •	1,500	1,504
Option One Mortgage Loan Trust
2.576% due 01/25/2036 •(m)	20,000	17,816
Popular ABS Mortgage Pass-Through Trust
3.466% due 08/25/2035 •	3,663	3,793
Residential Asset Mortgage Products Trust
3.191% due 04/25/2034 •(m)	4,904	4,808

Residential Asset Securities Corp. Trust
2.456% due 08/25/2036 •(m)		11,000	8,623
Saxon Asset Securities Trust
2.666% due 11/25/2037 •		13,000	12,398
SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(g)		11	11,710
SLM Student Loan Trust
0.000% due 01/25/2042 «(g)		9	6,218
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 «(g)		80	1,218
0.000% due 01/25/2039 «(g)		9,180	4,268
0.000% due 05/25/2040 «(g)		9,300	5,198
0.000% due 07/25/2040 «(g)		47	2,760
0.000% due 09/25/2040 «(g)		4,003	2,558
Soloso CDO Ltd.
2.659% due 10/07/2037 •		4,800	4,104
Sorin Real Estate CDO Ltd.
2.869% due 10/28/2046 •		968	970
Sound Point CLO Ltd.
7.197% due 01/23/2027 •		1,000	1,001
Soundview Home Loan Trust
2.496% due 06/25/2037 •		8,712	6,658
2.716% due 03/25/2036 •(m)		16,905	16,174
South Coast Funding Ltd.
2.597% due 01/06/2041 •		155,879	44,486
Structured Asset Securities Corp.
8.216% due 05/25/2032 ^•(m)		7,389	6,182
Symphony CLO Ltd.
6.939% due 07/14/2026 •(m)		4,400	4,400
Tropic CDO Ltd.
2.659% due 07/15/2036 •		5,240	4,848
3.219% due 07/15/2034 •(m)		22,500	21,487

Total Asset-Backed Securities (Cost $605,222)			668,250

SOVEREIGN ISSUES 2.8%
Argentina Government International Bond
2.260% due 12/31/2038 Ø	EUR	13,491	9,324
3.375% due 01/15/2023		400	400
3.875% due 01/15/2022		3,000	3,166
5.250% due 01/15/2028		300	280
6.250% due 11/09/2047		200	178
7.820% due 12/31/2033		13,601	15,114
30.131% (BADLARPP) due 10/04/2022 ~	ARS	138	5
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~		146,454	3,388
43.077% (ARLLMONP) due 06/21/2020 ~		370,982	10,477
45.240% (BADLARPP + 2.500%) due 03/11/2019 ~		6,625	160
45.375% (BADLARPP + 3.250%) due 03/01/2020 ~		2,300	56
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	50	62
4.950% due 02/11/2020		50	61
Peru Government International Bond
6.350% due 08/12/2028	PEN	6,600	2,120
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)		$590	159
8.250% due 10/13/2024 ^(d)		136	37
9.250% due 09/15/2027 ^(d)		734	203

Total Sovereign Issues (Cost $65,354)			45,190

	SHARES
COMMON STOCKS 1.9%
CONSUMER DISCRETIONARY 0.8%
Caesars Entertainment Corp. (e)		1,283,486	13,156
Desarrolladora Homex S.A.B. de C.V. (e)		719,113	12
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		95,515	18

			13,186

ENERGY 0.7%
Dommo Energia S.A. «(e)(k)		14,555,779	3,851
Dommo Energia S.A. SP - ADR «		2,627	94
Ocean Rig UDW, Inc. (e)		237,414	8,219

			12,164

FINANCIALS 0.1%
TIG FinCo PLC «(k)		662,196	1,087

UTILITIES 0.3%
Eneva S.A. (e)(k)		10,054	33
TexGen Power LLC «		130,864	4,776

			4,809

Total Common Stocks (Cost $36,235)			31,246

REAL ESTATE INVESTMENT TRUSTS 0.8%
REAL ESTATE 0.8%
VICI Properties, Inc.		594,589	12,856

Total Real Estate Investment Trusts (Cost $7,461)			12,856

SHORT-TERM INSTRUMENTS 7.0%
REPURCHASE AGREEMENTS (l) 4.6%
			74,838

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.9%
Letras del Banco Central de la Republica Argentina
25.150% due 10/17/2018	ARS	2,290	54
37.800% due 11/21/2018 (h)		1,480	34
43.450% due 10/17/2018 (h)		1,757	42
43.600% due 10/17/2018 (h)		982	23
43.650% due 10/17/2018 (h)		876	21
45.000% due 11/21/2018 (h)		10,870	248
46.250% due 11/21/2018 (h)		2,597	58
Ukraine Government International Bond
9.236% due 02/28/2019 (g)(h)		$14,800	14,288

			14,768

ARGENTINA TREASURY BILLS 0.2%
0.001% due 10/12/2018 - 03/29/2019 (f)(g)	ARS	131,683	3,255

U.S. TREASURY BILLS 1.3%
2.117% due 10/18/2018 - 12/13/2018 (f)(g)(p)		$21,367	21,296

Total Short-Term Instruments (Cost $114,623)			114,157

Total Investments in Securities (Cost $2,379,066)			2,609,223

Total Investments 159.8% (Cost $2,379,066)			$2,609,223
Financial Derivative Instruments (n)(o) (0.6)% (Cost or Premiums, net $(34,839))			(9,597)
Other Assets and Liabilities, net (59.2)%			(966,682)

Net Assets 100.0%			$1,632,944

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO ClosedEnd - PDILS I LLC, which is a 100% owned subsidiary of the Fund.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

∎

All or a portion of this amount represent unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Coupon represents a yield to maturity.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Buffalo Thunder Development Authority 0.000% due 11/15/2029	12/08/2014	$0	$2	0.00%
Dommo Energia S.A.	12/21/2017 - 12/26/2017	380	3,851	0.24
Eneva S.A.	12/21/2017	43	33	0.00
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	10,200	10,645	0.65
Preylock Reitman Santa Cruz Mezz LLC 7.633% due 11/09/2022 †	04/09/2018	5,540	5,550	0.34
TIG FinCo PLC	04/02/2015	982	1,087	0.07

		$17,145	$21,168	1.30%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$6,638	U.S. Treasury Notes 1.250% due 07/31/2023	$(6,774)	$6,638	$6,639
IND	2.340	09/28/2018	10/01/2018	68,200	U.S. Treasury Notes 2.500% due 05/15/2024	(69,521)	68,200	68,213

Total Repurchase Agreements						$(76,295)	$74,838	$74,852

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BPS	1.080%	09/17/2018	10/15/2018		GBP	(2,073)	$(2,703)
	1.080	09/28/2018	10/29/2018			(1,661)	(2,165)
	2.920	08/29/2018	11/29/2018			$(687)	(689)
	2.940	09/19/2018	12/19/2018			(9,009)	(9,018)
	3.321	09/04/2018	12/04/2018			(62,555)	(62,711)
	3.333	07/11/2018	10/11/2018			(2,519)	(2,538)
	3.339	09/19/2018	12/19/2018			(15,843)	(15,861)
BRC	0.250	07/26/2018	TBD	(3)		(304)	(304)
	2.850	08/31/2018	12/03/2018			(2,450)	(2,456)
	2.940	07/11/2018	10/11/2018			(2,462)	(2,478)
	2.950	09/27/2018	TBD	(3)		(11,431)	(11,435)
	2.950	09/27/2018	TBD	(3)		(14,202)	(14,207)
	2.980	09/14/2018	12/14/2018			(4,115)	(4,121)
	3.311	08/20/2018	11/20/2018			(10,237)	(10,276)
	3.335	07/25/2018	10/25/2018			(15,299)	(15,395)
	3.348	08/02/2018	11/02/2018			(6,237)	(6,272)
	3.366	09/21/2018	12/21/2018			(22,428)	(22,449)
	3.686	01/17/2018	01/17/2019			(2,769)	(2,791)
	4.337	04/13/2018	07/05/2019			(1,792)	(1,811)
	4.381	06/27/2017	TBD	(3)		(27,448)	(27,461)
	4.381	01/05/2018	06/27/2019			(4,046)	(4,048)
JML	0.900	09/28/2018	12/28/2018		GBP	(11,617)	(15,143)
	1.050	08/15/2018	11/15/2018			(3,332)	(4,349)
JPS	3.237	07/11/2018	10/11/2018			$(16,041)	(16,159)
MSB	3.611	08/27/2018	08/27/2019			(42,263)	(42,411)
	3.617	08/29/2018	08/29/2019			(65,890)	(66,108)
	3.693	05/01/2018	05/01/2019			(39,908)	(40,158)
	3.741	02/05/2018	02/05/2019			(13,316)	(13,392)
NOM	2.800	09/10/2018	10/10/2018			(2,926)	(2,931)
	2.800	09/13/2018	10/11/2018			(21,916)	(21,947)
	2.800	09/17/2018	10/17/2018			(1,943)	(1,945)
	2.800	09/21/2018	10/23/2018			(888)	(889)
	4.366	08/04/2017	TBD	(3)		(21,953)	(22,102)
RBC	3.440	07/18/2018	10/18/2018			(106)	(107)
	3.570	04/12/2018	10/12/2018			(15,913)	(16,184)
	3.650	05/15/2018	11/15/2018			(6,506)	(6,598)
RCE	1.700	09/18/2018	01/18/2019		GBP	(14,112)	(18,405)
RCY	2.960	09/19/2018	12/19/2018			$(532)	(532)
	3.000	08/02/2018	11/02/2018			(5,219)	(5,245)
RDR	2.530	09/10/2018	12/10/2018			(6,671)	(6,681)
	2.540	09/19/2018	12/19/2018			(1,064)	(1,065)
RTA	3.337	07/09/2018	10/09/2018			(10,624)	(10,707)
	3.460	04/05/2018	10/05/2018			(36,835)	(37,469)
	3.460	04/06/2018	10/09/2018			(2,931)	(2,981)
	3.499	05/21/2018	11/21/2018			(13,051)	(13,220)
	3.513	05/07/2018	11/07/2018			(23,884)	(24,227)
	3.517	05/14/2018	11/14/2018			(29,981)	(30,391)
	3.519	04/26/2018	10/26/2018			(18,355)	(18,638)
	3.519	07/16/2018	01/16/2019			(4,397)	(4,430)
	3.609	08/22/2018	02/22/2019			(2,752)	(2,763)
	3.642	09/24/2018	03/25/2019			(4,107)	(4,110)
	4.043	10/31/2017	TBD	(3)		(1,710)	(1,722)
SBI	3.235	07/24/2018	10/24/2018			(1,795)	(1,806)
	3.369	08/14/2018	11/14/2018			(22,063)	(22,162)
SOG	0.150	09/27/2018	10/29/2018		EUR	(4,284)	(4,974)
	2.850	07/11/2018	10/11/2018			$(1,467)	(1,476)
	2.850	07/25/2018	10/25/2018			(24,474)	(24,606)
	2.880	09/04/2018	12/04/2018			(9,032)	(9,051)
	2.887	07/12/2018	01/11/2019			(2,585)	(2,602)
	2.890	09/14/2018	12/14/2018			(1,160)	(1,162)
	3.264	08/14/2018	11/14/2018			(32,392)	(32,533)
	3.265	08/16/2018	11/16/2018			(7,469)	(7,500)
	3.269	08/13/2018	11/13/2018			(9,521)	(9,563)
	3.293	08/08/2018	11/08/2018			(21,594)	(21,701)
	3.382	09/14/2018	03/14/2019			(12,985)	(13,006)
	3.437	04/27/2018	10/29/2018			(6,211)	(6,250)
UBS	1.550	07/27/2018	10/26/2018		GBP	(8,582)	(11,217)
	2.530	09/13/2018	12/13/2018			$(753)	(754)
	2.760	08/31/2018	12/03/2018			(5,111)	(5,123)
	2.780	08/14/2018	11/14/2018			(4,185)	(4,200)
	2.780	09/12/2018	12/12/2018			(35,977)	(36,030)
	2.780	09/13/2018	12/13/2018			(482)	(483)
	2.780	09/14/2018	12/12/2018			(520)	(521)
	2.820	09/21/2018	12/19/2018			(29,229)	(29,252)
	2.900	08/02/2018	11/02/2018			(10,455)	(10,505)
	3.290	07/25/2018	10/25/2018			(1,499)	(1,508)

Total Reverse Repurchase Agreements							$(932,183)

(m)	Securities with an aggregate market value of $1,204,836 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(953,986) at a weighted average interest rate of 3.094%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(n)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	9.222%	$14,700	$(506)	$(418)	$(924)	$0	$(68)
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	12.826	1,200	(162)	(83)	(245)	0	(9)
Navient Corp.	5.000	Quarterly	12/20/2021	1.372	4,600	230	285	515	4	0

						$(438)	$(216)	$(654)	$4	$(77)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (5)	3-Month USD-LIBOR	2.750%	Semi-Annual	12/19/2023		$262,100	$(2,249)	$(2,094)	$(4,343)	$150	$0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		177,200	3,327	(13,959)	(10,632)	89	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		303,000	7,433	(36,369)	(28,936)	143	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		91,250	1,072	(5,139)	(4,067)	45	0
Pay (5)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		132,600	(138)	(1,738)	(1,876)	61	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2036		19,800	(1,952)	3,723	1,771	1	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	03/20/2043		76,400	(255)	6,056	5,801	32	0
Receive	3-Month USD-LIBOR	3.750	Semi-Annual	06/18/2044		12,200	(2,516)	1,137	(1,379)	8	0
Receive	3-Month USD-LIBOR	3.500	Semi-Annual	12/17/2044		44,200	(6,956)	3,955	(3,001)	29	0
Receive	3-Month USD-LIBOR	3.250	Semi-Annual	06/17/2045		45,600	(3,730)	2,741	(989)	31	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		3,800	(52)	318	266	2	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		3,100	288	107	395	3	0
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		138,300	2,392	2,494	4,886	164	0
Receive (5)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028	EUR	1,200	(21)	(8)	(29)	0	(6)
Receive (5)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		20,400	84	126	210	0	(96)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	52,170	897	419	1,316	0	(83)
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		2,600	(16)	24	8	0	(20)

							$(2,392)	$(38,207)	$(40,599)	$758	$(205)

Total Swap Agreements							$(2,830)	$(38,423)	$(41,253)	$762	$(282)

Cash of $638,604 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	11/2018	GBP	1,141		$1,492	$2	$0
BPS	10/2018	ARS	42,845		1,125	90	0
	10/2018	GBP	1,141		1,501	14	0
	10/2018		$2,014	ARS	81,172	0	(74)
	11/2018		241		10,044	0	(11)
	11/2018		15,891	MXN	307,220	416	0
	12/2018	PEN	7,631		$2,292	0	(11)
BRC	12/2018	ARS	2,130		51	4	0
CBK	10/2018	EUR	83,067		97,108	663	0
	10/2018		$146	ARS	4,390	0	(42)
	10/2018		2,907	EUR	2,492	0	(14)
	10/2018		2,384	GBP	1,812	0	(22)
	11/2018		1,224	EUR	1,053	2	0
DUB	10/2018		868	ARS	33,485	0	(63)
	12/2018		184		7,823	0	(12)
GLM	10/2018		35		1,369	0	(3)
	11/2018	GBP	952		$1,252	9	0
	11/2018		$1,059	RUB	68,216	0	(22)
HUS	10/2018	BRL	24,736		$6,026	0	(99)
	10/2018		$382	ARS	14,706	0	(29)
	10/2018		5,995	BRL	24,736	130	0
	11/2018	BRL	24,736		$5,978	0	(132)
JPM	10/2018	EUR	1,129		1,328	17	0
	10/2018		$43	ARS	1,689	0	(2)
	10/2018		170,415	GBP	129,358	0	(1,809)
	11/2018	GBP	129,358		$170,647	1,809	0
	01/2019		$150	ARS	5,689	0	(28)
NGF	10/2018		210		7,036	0	(46)
	12/2018		419		16,853	0	(48)
RBC	10/2018	GBP	12,202		$15,872	0	(32)
SCX	11/2018		$11,334	RUB	761,052	231	0
SOG	10/2018	GBP	118,968		$153,322	0	(1,742)
SSB	11/2018	ARS	180,651		5,699	1,568	0
TOR	10/2018		$94,869	EUR	80,575	0	(1,317)
	11/2018	EUR	80,575		$95,098	1,320	0
UAG	10/2018		$3,969	RUB	269,510	140	0

Total Forward Foreign Currency Contracts						$6,415	$(5,558)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2021	2.217%	$4,600	$(1,243)	$1,101	$0	$(142)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	2.404	100	(15)	11	0	(4)
BRC	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	2.217	800	(218)	193	0	(25)
GST	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	2.217	3,931	(1,070)	948	0	(122)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	2.404	500	(78)	57	0	(21)
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	1.674	900	49	56	105	0
HUS	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.852	240	(34)	30	0	(4)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	2.217	7,200	(1,968)	1,745	0	(223)

							$(4,577)	$4,141	$105	$(541)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	Monthly	05/11/2063	$2,700	$(178)	$(139)	$0	$(317)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	3,500	(439)	232	0	(207)
FBF	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	27,019	(24,013)	16,452	0	(7,561)
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	100	(11)	6	0	(5)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	400	(48)	1	0	(47)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	600	(55)	21	0	(34)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	1,500	(234)	125	0	(109)
GST	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	5,400	(275)	210	0	(65)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	2,200	(294)	(163)	0	(457)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	6,600	(361)	(414)	0	(775)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	6,700	(839)	442	0	(397)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	700	(86)	51	0	(35)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	2,200	(117)	(141)	0	(258)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	3,900	(482)	251	0	(231)

						$(27,432)	$16,934	$0	$(10,498)

Total Swap Agreements						$(32,009)	$21,075	$105	$(11,039)

(p)

Securities with an aggregate market value of $13,968 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$1,297	$77,975	$30,895	$110,167
Corporate Bonds & Notes
Banking & Finance	0	175,430	10,645	186,075
Industrials	12,000	227,973	775	240,748
Utilities	0	56,343	0	56,343
Convertible Bonds & Notes
Industrials	0	7,168	0	7,168
Municipal Bonds & Notes
Illinois	0	1,971	0	1,971
West Virginia	0	5,822	0	5,822
U.S. Government Agencies	0	78,598	0	78,598
Non-Agency Mortgage-Backed Securities	0	1,027,523	23,109	1,050,632
Asset-Backed Securities	0	627,911	40,339	668,250
Sovereign Issues	0	45,190	0	45,190
Common Stocks
Consumer Discretionary	13,186	0	0	13,186
Energy	8,219	0	3,945	12,164
Financials	0	0	1,087	1,087
Utilities	33	0	4,776	4,809
Real Estate Investment Trusts
Real Estate	12,856	0	0	12,856
Short-Term Instruments
Repurchase Agreements	0	74,838	0	74,838
Short-Term Notes	0	14,768	0	14,768
Argentina Treasury Bills	0	3,255	0	3,255
U.S. Treasury Bills	0	21,296	0	21,296

Total Investments	$47,591	$2,446,061	$115,571	$2,609,223

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	762	0	762
Over the counter	0	6,520	0	6,520
	$0	$7,282	$0	$7,282

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(282)	0	(282)
Over the counter	0	(16,597)	0	(16,597)
	$0	$(16,879)	$0	$(16,879)

Total Financial Derivative Instruments	$0	$(9,597)	$0	$(9,597)

Totals	$47,591	$2,436,464	$115,571	$2,599,626

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2018:

Category and Subcategory	Beginning Balance at 06/30/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$16,305	$9,413	$(109)	$(16)	$1	$(351)	$5,652	$0	$30,895	$(356)
Corporate Bonds & Notes
Banking & Finance	20,271	0	(9,700)	0	42	32	0	0	10,645	56
Industrials	764	0	(2)	1	0	12	0	0	775	12
Non-Agency Mortgage-Backed Securities	23,705	0	(596)	3	37	(40)	0	0	23,109	(27)
Asset-Backed Securities	40,927	0	0	76	0	(664)	0	0	40,339	(664)
Common Stocks
Energy	4,077	0	0	0	0	(133)	0	0	3,944	(133)
Financials	1,049	0	0	0	0	39	0	0	1,088	39
Utilities	4,147	0	0	0	0	629	0	0	4,776	629

Totals	$111,245	$9,413	$(10,407)	$64	$80	$(476)	$5,652	$0	$115,571	$(444)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$6,213	Third Party Vendor	Broker Quote	102.125 - 105.375
	397	Proxy Pricing	Base Price	99.293
	5,550	Discounted Cash Flow	Discount Rate	7.76
	18,735	Third Party Vendor	Broker Quote	99.000
Corporate Bonds & Notes Banking & Finance	10,645	Reference Instrument	OAS Spread	500.644 bps
Industrials	2	Proxy Pricing	Base Price	0.069
	773	Reference Instrument	Yield	10.040
Non-Agency Mortgage-Backed Securities	13,979	Proxy Pricing	Base Price	4.357 - 100.207
	9,130	Third Party Vendor	Broker Quote	91.250 - 93.000
Asset-Backed Securities	40,339	Proxy Pricing	Base Price	2.625 - 105,187.592
Common Stocks
Energy	3,944	Other Valuation Techniques (2)	—	—
Financials	1,088	Discounted Cash Flow	Discounted Rate	$1.260
Utilities	4,776	Indicative Market Quotation	Broker Quote	$36.500

Total	$115,571

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PDILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PIMCO Dynamic Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of the period end of the Subsidiary (amounts in thousands†).

Date of Formation	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
03/12/2013	$1,632,944	$5,576	0.3%

†	A zero balance may reflect actual amounts rounding to less than one thousand.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Any assets or liabilities categorized as Level 1 or 2 as of period end that have been transferred between Levels 1 and 2 since the prior period are due to changes in the method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to methods used by Pricing Services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Commercial real estate loans may be valued primarily based on either the income approach, employing a discounted cash flow model, which is based on the expectations of principal and interest payments, fees and costs, as well as among other factors, historical loan and underlying collateral activity, expected payment timing, the credit quality of the borrower and operating forecast of the underlying property.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	RTA	Bank of New York Mellon Corp.
CBK	Citibank N.A.	JPS	JP Morgan Securities, Inc.	SBI	Citigroup Global Markets Ltd.
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	SCX	Standard Chartered Bank
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	SOG	Societe Generale
FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.	SSB	State Street Bank and Trust Co.
GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.	TOR	Toronto Dominion Bank
GST	Goldman Sachs International	RBC	Royal Bank of Canada	UAG	UBS AG Stamford
HUS	HSBC Bank USA N.A.	RCE	Royal Bank of Canada Europe Limited	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	PEN	Peruvian New Sol

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	BP0003M	3 Month GBP-LIBOR	LIBOR03M	3 Month USD-LIBOR
ARLLMONP	Argentina Blended Policy Rate	CMBX	Commercial Mortgage-Backed Index	US0003M	3 Month USD Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	SP - ADR	Sponsored American Depositary Receipt
ADR	American Depositary Receipt	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
CBO	Collateralized Bond Obligation	REMIC	Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Income Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018